DIVIDENDS AND INTEREST ON EQUITY (IOE) (Tables)	12 Months Ended
Dec. 31, 2017
DIVIDENDS AND INTEREST ON EQUITY (IOE)
Schedule of breakdown of dividend and interest on equity

	12/31/17	12/31/16
Telefónica Latinoamérica Holding S.L.	505,750	454,583
Telefónica S.A.	609,003	547,390
SP Telecomunicações Participações Ltda	383,933	345,090
Telefónica Chile S.A.	1,070	962
Non-controlling interest	896,360	847,006
Total	2,396,116	2,195,031

Schedule of changes in dividend and interest on equity

Balance at 12/31/15	2,209,362
Supplementary dividends for 2015	1,287,223
Interim interest on equity (net of IRRF)	1,846,323
Unclaimed dividends and interest on equity	(189,471)
Payment of dividends and interest on equity	(2,966,384)
IRRF on shareholders exempt/immune from interest on equity	7,978
Balance at 12/31/16	2,195,031
Supplementary dividends for 2016	1,913,987
Interim interest on equity (net of IRRF)	2,054,143
Unclaimed dividends and interest on equity	(101,778)
Payment of dividends and interest on equity	(3,668,551)
IRRF on shareholders exempt/immune from interest on equity	3,284
Balance at 12/31/17	2,396,116